MICHAEL W. ZELENTY	PITNEY HARDIN LLP (MAIL TO) P.O. BOX 1945 MORRISTOWN, NEW JERSEY 07962-1945	NEW YORK, NEW YORK (212) 297-5800 FACSIMILE (212) 916-2940
DIRECT DIAL NUMBER 973-966-8125 E-MAIL MZELENTY@PITNEYHARDIN.COM	(DELIVERY TO) 200 CAMPUS DRIVE FLORHAM PARK, NEW JERSEY 07932-0950 (973) 966-6300 FACSIMILE (973) 966-1015	BRUSSELS, BELGIUM 32-02-514-54-19 FACSIMILE 32-02-514-16-59

January 6, 2006

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Community Partners Bancorp (the “Company”)
Amendment No. 1 to Form S-4 filed November 10, 2005
File No. 333-129638 (the “Registration Statement”)

Attached for filing via EDGAR on behalf of the Company are Amendment No. 1 to the Registration Statement and the Company’s response to the December 9, 2005 SEC comment letter on the Registration Statement.

If you have any questions relating to the registration statement or the response letter, please do not hesitate to either contact me by telephone at (973) 966-8125 or by facsimile at (973) 966-1015.

Very truly yours,

/s/ MICHAEL W. ZELENTY

MICHAEL W. ZELENTY

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